Related Party Transactions and Lease Obligations (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	May 16, 2014	Apr. 23, 2012	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Operating Leased Assets [Line Items]
Operating leases, net rent expense			$ 25,700	$ 20,700	$ 27,600	$ 30,600
Accounts payable					$ 10,500
Asset Purchase Agreement [Member] | Percipio Biosciences, Inc [Member]
Operating Leased Assets [Line Items]
Payments to acquire property and equipment	$ 50,000
Acquisition ownership, percentage	20.00%
Carlson Lease [Member]
Operating Leased Assets [Line Items]
Lease description		The Carlson Lease began on May 1, 2012 and was extended from May 1, 2017 to May 1, 2020.
Payments for rent per month		$ 2,300
Lease expiration date		May 01, 2017
Increase payment for rent per month		$ 2,600
Security deposit		$ 1,500